Financial Instruments - Financial Assets and Liability Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant liability	$ 5,287	$ 7,386	$ 3,109
Level 1 [Member]
Warrant liability
Level 2 [Member]
Warrant liability
Level 3 [Member]
Warrant liability		$ 7,386	$ 3,109